GROUP STRUCTURE (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Oct. 02, 2025
IfrsStatementLineItems [Line Items]
Operate natural gas term	20 years
Concessions interest rate		35.6706%
Transaction price		$ 2
OCP [Member]
IfrsStatementLineItems [Line Items]
Group shareholder amount	$ 50
OCP 1 [Member]
IfrsStatementLineItems [Line Items]
Group shareholder amount	$ 84